Income Taxes (Details) $ / shares in Units, $ in Thousands			12 Months Ended												24 Months Ended	120 Months Ended
	Feb. 22, 2008	Jan. 01, 2008	Dec. 31, 2019 USD ($) jurisdiction $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2019 USD ($)	Dec. 31, 2017
Income Taxes
Number of tax jurisdictions | jurisdiction			4
Components of income before income taxes
Income (loss) before income tax expense			$ 255,192	$ 555,410	$ 424,239
Loss from non-China operations			(508,580)	(143,680)	(79,945)
Income from China operations			763,772	699,090	504,184
Income tax expense applicable to China operations			$ 146,465	$ 129,084	$ 74,676
Effective tax rate for China operations (as a percent)			19.00%	19.00%	15.00%
Impairment charge related to investments			$ 321,439	$ 60,988	$ 122,098
Litigation reserve			125,809												$ 125,809
Deferred tax assets:
Allowances for doubtful accounts			35,202	24,267											35,202
Net operating loss carry-forwards			44,970	31,016											44,970
Investment impairment			44,397	32,797											44,397
Accruals and others			26,261	22,212											26,261
Total deferred tax assets			150,830	110,292											150,830
Less: valuation allowance			(125,430)	(87,079)											(125,430)
Net deferred tax assets			25,400	23,213											25,400
Deferred tax liabilities:
Depreciation			(1,102)	(821)											(1,102)
Investment gain			(88,113)	(40,781)											(88,113)
Acquired intangible assets			(2,430)	(3,213)											(2,430)
Others			(6,482)	(6,278)											(6,482)
Total deferred tax liabilities			(98,127)	(51,093)											(98,127)
Unrecognized tax liability			600	600											600
Composition of income tax expenses for China operations
Deferred tax (benefits) provision			46,802	33,560	(3,214)
Income tax expense			$ 146,465	$ 129,084	$ 74,676
Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)			25.00%	25.00%	25.00%
Effect on tax holiday and preferential tax rate (as a percent)			(13.00%)	(11.00%)	(11.00%)
Permanent differences (as a percent)			2.00%	1.00%	(1.00%)
Change in valuation allowance (as a percent)			5.00%	4.00%	2.00%
Effective tax rate for China operations (as a percent)			19.00%	19.00%	15.00%
Tax holiday on China operations
Tax holiday effect			$ 100,616	$ 76,246	$ 56,377
Basic net income per share effect (in dollars per share) | $ / shares			$ 1.44	$ 1.08	$ 0.79
Diluted net income per share effect (in dollars per share) | $ / shares			$ 1.44	$ 1.05	$ 0.76
Historical rate for valuing deferred tax assets (as a percent)			25.00%
Operating losses, valuation allowance			$ 45,000	$ 29,800											$ 45,000
Key software enterprise | Weibo Technology
Deferred tax liabilities:
Reduction in preferential tax rate (as a percent)															10.00%
Reversal Of Income tax Provision			13,000	10,800
Non-China operations
Components of income before income taxes
Impairment charge related to investments			234,000
Loss in fair value change on overseas investments			34,900	66,300
Litigation reserve			$ 125,800												$ 125,800
Non-China operations | Alibaba
Components of income before income taxes
Aggregated gains on disposal of series of investments					$ 92,300
Non-China operations | Leju
Components of income before income taxes
Impairment charge related to investments					113,100
Cayman Islands
Components of income before income taxes
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)			0.00%
U.S.
Deferred tax assets:
Net operating loss carry-forwards			$ 29,226	30,484											29,226
Other tax credits, allowances for doubtful accounts, accruals and other liabilities			514	539											514
Total deferred tax assets			29,740	31,023											29,740
Less: valuation allowance			(29,740)	(31,023)											(29,740)
U.S. | Federal
Components of income before income taxes
Net operating loss carryforwards			85,000												85,000
Net operating loss carryforwards related to employee stock options			40,400												40,400
U.S. | State
Components of income before income taxes
Net operating loss carryforwards			8,300												8,300
Net operating loss carryforwards related to employee stock options			4,200												4,200
Hong Kong
Components of income before income taxes
Net operating loss carryforwards			48,900												48,900
Deferred tax assets:
Net operating loss carry-forwards			8,070	6,023											8,070
Less: valuation allowance			(8,070)	(6,023)											(8,070)
China
Components of income before income taxes
Income tax expense applicable to China operations			$ 146,283	129,406	73,165
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)			10.00%
Net operating loss carryforwards			$ 212,600	149,900											212,600
Deferred tax assets:
Total deferred tax assets			$ 45,000	31,000											$ 45,000
Deferred tax liabilities:
Maximum percentage of withholding income tax on dividends distributed by an FIE to its immediate holding company in Hong Kong (as a percent)			5.00%
Minimum percentage of ownership interests held by foreign investors (as a percent)			25.00%												25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong (as a percent)			5.00%
Maximum examination period			5 years
Statute of limitation of transferring pricing related adjustment			10 years
Composition of income tax expenses for China operations
Current tax provision			$ 99,481	95,846	76,379
Deferred tax (benefits) provision			46,802	33,560	(3,214)
Income tax expense			146,283	129,406	$ 73,165
Deferred Tax Provision for gains on investments			$ 49,900	$ 40,800											$ 49,900
Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)		25.00%			25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%		25.00%
China | High and new technology enterprises
Deferred tax liabilities:
Preferential statutory rate (as a percent)		15.00%	15.00%
China | Software enterprise
Deferred tax liabilities:
Preferential statutory rate (as a percent)	12.50%
Period of special tax holidays	2 years
Reduction in preferential tax rate (as a percent)	12.50%
Period of reduced preferential income tax rate	3 years